Capital Stock and Stockholders' Deficit - Summary of Warrants to Purchase Classes of Preferred Stock and Common Stock Outstanding (Details) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Shares Issuable Upon Exercise of Warrant	19,231,301	403,658	436,711
Weighted Average Exercise Price	$ 8.1	$ 8.1
April 1, 2013 | Series A-1 Preferred Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)			2 months 12 days
Shares Issuable Upon Exercise of Warrant			16,557
Weighted Average Exercise Price			$ 1.95
December 1, 2014 | Series B Preferred Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)			1 year 10 months 24 days
Shares Issuable Upon Exercise of Warrant			60,768
Weighted Average Exercise Price			$ 2.44
December 1, 2014 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	2 months 12 days	10 months 24 days
Shares Issuable Upon Exercise of Warrant	44,272	44,272
Weighted Average Exercise Price	$ 2.44	$ 2.44
March 30, 2021 | Series C Preferred Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)			8 years 2 months 12 days
Shares Issuable Upon Exercise of Warrant			130,053
Weighted Average Exercise Price			$ 6.73
March 30, 2021 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	6 years 6 months	7 years 2 months 12 days
Shares Issuable Upon Exercise of Warrant	130,053	130,053
Weighted Average Exercise Price	$ 6.73	$ 6.73
September 15, 2022 | Series D-1 Preferred Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)			9 years 8 months 12 days
Shares Issuable Upon Exercise of Warrant			45,238
Weighted Average Exercise Price			$ 12.14
September 15, 2022 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	8 years	8 years 8 months 12 days
Shares Issuable Upon Exercise of Warrant	45,238	45,238
Weighted Average Exercise Price	$ 12.14	$ 12.14
June 4, 2022 | Series D-1 Preferred Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)			9 years 4 months 24 days
Shares Issuable Upon Exercise of Warrant			45,238
Weighted Average Exercise Price			$ 12.14
June 4, 2022 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	7 years 8 months 12 days	8 years 4 months 24 days
Shares Issuable Upon Exercise of Warrant	45,238	45,238
Weighted Average Exercise Price	$ 12.14	$ 12.14
January 17, 2017 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	2 years 3 months 18 days	3 years	4 years
Shares Issuable Upon Exercise of Warrant	73,349	73,349	73,349
Weighted Average Exercise Price	$ 0.02	$ 0.02	$ 0.02
August 3, 2017 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	2 years 9 months 18 days	3 years 7 months 6 days	4 years 7 months 6 days
Shares Issuable Upon Exercise of Warrant	9,779	9,779	9,779
Weighted Average Exercise Price	$ 1.13	$ 1.13	$ 1.13
September 8, 2017 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	2 years 10 months 24 days	3 years 8 months 12 days	4 years 8 months 12 days
Shares Issuable Upon Exercise of Warrant	28,764	28,764	28,764
Weighted Average Exercise Price	$ 1.05	$ 1.05	$ 1.05
June 19, 2018 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	3 years 8 months 12 days	4 years 6 months	5 years 6 months
Shares Issuable Upon Exercise of Warrant	17,977	17,977	17,977
Weighted Average Exercise Price	$ 1.05	$ 1.05	$ 1.05
June 25, 2019 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	4 years 8 months 12 days	5 years 6 months	6 years 6 months
Shares Issuable Upon Exercise of Warrant	8,988	8,988	8,988
Weighted Average Exercise Price	$ 1.05	$ 1.05	$ 1.05